Organization and Plan of Business Operations (Details)																							1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended		24 Months Ended
	Nov. 14, 2024 USD ($)	Oct. 18, 2024 $ / shares shares	Sep. 27, 2024 shares	Sep. 19, 2024 USD ($) $ / shares shares	Sep. 17, 2024 USD ($)	Sep. 04, 2024 USD ($) shares	Aug. 22, 2024 USD ($) $ / shares shares	Aug. 20, 2024 USD ($)	Jul. 20, 2024 USD ($)	Jun. 26, 2024 USD ($)	May 20, 2024 USD ($)	Apr. 18, 2024 USD ($) shares	Apr. 17, 2024 USD ($)	Apr. 10, 2024 USD ($) shares	Jan. 21, 2024 USD ($) shares	Dec. 15, 2023 USD ($) $ / shares shares	Dec. 13, 2023 USD ($) shares	Oct. 14, 2023 USD ($)	Apr. 18, 2023 USD ($) $ / shares shares	Aug. 16, 2022	Jan. 19, 2022 USD ($) $ / shares shares	Jan. 13, 2022 USD ($) $ / shares ° shares	Oct. 31, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 shares	Jul. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Nov. 13, 2025 $ / shares	Nov. 12, 2024 $ / shares	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Nov. 14, 2023 USD ($) $ / shares	Oct. 18, 2023 USD ($)	Jun. 30, 2023 shares	Mar. 31, 2023 shares	Dec. 31, 2021 shares
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)												1,100,000															983,333		30,000,000
Shares forfeited (in Shares)																						3,750
Number of shares redeemed during period (in Shares)			1,423,594														126,122						1,423,594
Number of consecutive trading days																											5 years
Warrants outstanding common stock (in Shares)																								61,009			61,009			15,000,000
Sale of stock (in Shares)																								200,000			200,000
Common stock share held (in Shares)																								291,667			291,667
Additional paid-in capital amount | $																								$ 14,300,000			$ 14,300,000
Received shares (in Shares)																											600,601
Extinguishment amount | $																											$ 2,000,000
Debt amount | $	$ 3,000,000
Net proceeds | $	$ 2,755,000
Conversion percentage																								94.00%			94.00%
Shares issued price per share (in Dollars per share) | $ / shares				$ 11.29																									$ 9.2		$ 9.2
Gross proceeds | $																														$ 294,240,000
Transaction costs | $																											$ 17,204,107
Underwriting fees | $																											5,760,000
Reimbursement of underwriting fees | $																											240,000
Deferred underwriting fees | $																											10,500,000
Other offering costs | $																											$ 944,107
Amount held in trust account | $																					$ 306,000,000
Per unit price (in Dollars per share) | $ / shares																					$ 10.2
Completion of business combination, available term																											15 months
Voluntarily converted shares (in Shares)																			7,499,999
Minimum amount to be kept in trust account | $																$ 30,000
Minimum amount to be kept in trust account, price per share (in Dollars per share) | $ / shares																$ 0.045
Common stock subject to redemption, value | $																$ 29,728,990
Waiver of underwriting fee, amount | $															$ 4,290,000
Exchange of shares (in Shares)															600,000
Payments for extending business combination | $					$ 10,000			$ 10,000	$ 10,000	$ 10,000	$ 10,000		$ 10,000														$ 16,238
Accrue interest percentage																										7.50%
Aggregate purchase price | $							$ 5,000,000
Investment | $							$ 30,000,000
Number of granted shares (in Shares)							1,000,000
Unpaid SPAC expenses | $						$ 2,000,000
Percentage of redeem or repurchase of common stock				100.00%
Aggreagte shares (in Shares)				1,423,594
Cash | $																								$ 13,597			13,597		$ 264,538		$ 264,538
Working capital deficit | $																								$ 7,480,594			$ 7,480,594
Percentage of federal excise tax rate																				1.00%				21.00%	21.00%		21.00%	21.00%	21.00%	21.00%
Percentage of fair market value on excise tax																				1.00%
Percentage of interest and penalty rate																											10.00%
Percentage of underpayment penalty per month																											5.00%
Percentage of total liability																											25.00%
Excise tax liability | $																											$ 3,076,240		$ 3,062,004
Percentage of shares redeemed																													1.00%
Share price per unit (in Dollars per share) | $ / shares																					$ 10								$ (10)		$ (10)
Gross proceeds | $																					$ 300,000,000
Gross proceeds | $																														$ 13,850,000
Transaction costs | $																						$ 17,204,107
Underwriting fees | $																						5,760,000
Reimbursed by the underwriters | $																						240,000
Deferred underwriting fees | $																													$ 10,500,000		$ 10,500,000
Offering costs | $																						944,107
Cash deposited in trust account | $																						$ 306,000,000
Per share (in Dollars per share) | $ / shares																						$ 10.2
Term of restricted investments																															185 years
Percentage of fair market value (in Degree) | °																						80
Price per public share (in Dollars per share) | $ / shares																								$ 11.32			$ 11.32		$ 10.93		$ 10.93
Net tangible assets | $																													$ 5,000,001		$ 5,000,001
Percentage of public share																													15.00%		15.00%
Percentage of redeem public share																													100.00%		100.00%
Closing initial public offering																													15 years
Expenses payable on liquidation | $																													$ 100,000		$ 100,000
Amount To Be Deposited In Trust Account | $																$ 30,000
Per share value of the amount to be deposited in trust account (in Dollars per share) | $ / shares																$ 0.045
Proceeds from Sale of Trust Assets to Pay Expenses | $																$ 29,728,990
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount, Current | $																$ 29,728,990
Public share (in Dollars per share) | $ / shares																													$ 10.2
Working Capital Loan | $																													$ 5,394,929		5,394,929
U.S. federal excise tax																				1.00%
Publicly traded foreign corporations																				Jan. 01, 2023
Redeemed series class A shares (in Shares)																			2,768,301
Common Stock Value Redeemable | $																	$ 29,728,990
Sales and Excise Tax Payable, Current | $																													$ 3,062,004		$ 3,062,004
Private Placement Warrant [Member]
Organization and Plan of Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares																								$ 1			$ 1
Sale of stock (in Shares)																								13,850,000
Private Placement Warrants [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)																														13,850,000
Warrants outstanding common stock (in Shares)																								13,850,000			13,850,000		13,850,000	13,850,000	13,850,000
Abpro Bio [Member]
Organization and Plan of Business Operations [Line Items]
Sale of stock (in Shares)																											983,333
Ownership interest							35.00%
Unsecured Debt [Member]
Organization and Plan of Business Operations [Line Items]
Cash deposited in trust account | $																													$ 80,000
Common Stock [Member]
Organization and Plan of Business Operations [Line Items]
Common stock shares (in Shares)		39,413,500
Common stock reserved for issuance (in Shares)		10,586,500
Abpro Merger Sub Corp [Member]
Organization and Plan of Business Operations [Line Items]
Shares of common stock (in Shares)						600,601
Executive Officer [Member]
Organization and Plan of Business Operations [Line Items]
Prepaid principal and interest												10.00%
Board of Directors [Member]
Organization and Plan of Business Operations [Line Items]
Payments for extending business combination | $																											$ 10,000
After the Maturity Date [Member]
Organization and Plan of Business Operations [Line Items]
Accrue interest percentage																										9.50%
Public Share [Member]
Organization and Plan of Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares																								$ 291,667			$ 291,667
Shares issued price per share (in Dollars per share) | $ / shares				$ 0.03
IPO [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)																											30,000,000
Over-Allotment Option [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)																											3,900,000		3,900,000
Shares forfeited (in Shares)																											3,750
Shares issued price per share (in Dollars per share) | $ / shares																								10			$ 10		$ 10		$ 10
Private Placement [Member] | Private Placement Warrants [Member]
Organization and Plan of Business Operations [Line Items]
Sale of warrants (in Shares)																					13,850,000
Price per warrant (in Dollars per share) | $ / shares																													$ 1		1
Gross proceeds | $																						$ 13,850,000
VWAP [Member]
Organization and Plan of Business Operations [Line Items]
Conversion feature of debt, price per share (in Dollars per share) | $ / shares																								$ 11.5			$ 11.5
VWAP [Member] | Forecast [Member]
Organization and Plan of Business Operations [Line Items]
Conversion feature of debt, price per share (in Dollars per share) | $ / shares																																$ 11.5
Notes [Member]
Organization and Plan of Business Operations [Line Items]
Conversion feature of debt, price per share (in Dollars per share) | $ / shares																																				$ 10.2
Notes issued, principal | $																		$ 80,000
Proceeds from deposits | $																																				$ 80,000
Promissory Note [Member]
Organization and Plan of Business Operations [Line Items]
Promissory note receive | $												$ 1,475,000
Promissory Note [Member] | Executive Officer [Member]
Organization and Plan of Business Operations [Line Items]
Advances | $																										$ 1,475,000
Unsecured Promissory Notes [Member]
Organization and Plan of Business Operations [Line Items]
Aggregate principal amount | $																		$ 80,000																		$ 80,000
Unsecured Promissory Notes [Member] | Asset, Held-in-Trust [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)																													10.2
Maximum [Member]
Organization and Plan of Business Operations [Line Items]
Maturity period for amount held in trust account																											185 days
Interest to pay dissolution expense | $																								$ 100,000			$ 100,000
Maximum [Member] | Forecast [Member]
Organization and Plan of Business Operations [Line Items]
Interest rate																																18.00%
Minimum [Member]
Organization and Plan of Business Operations [Line Items]
Common stock share held (in Shares)												15,000,000
Minimum [Member] | Post Business Combination [Member]
Organization and Plan of Business Operations [Line Items]
Percentage of ownership																						50.00%
Minimum [Member] | Forecast [Member]
Organization and Plan of Business Operations [Line Items]
Interest rate																																0.00%
PIPE Investors [Member]
Organization and Plan of Business Operations [Line Items]
Common stock shares (in Shares)		3,367,401
Sponsor [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)																								600,601
Extinguishment amount | $																								$ 2,000,000
Exchange of shares (in Shares)														1
Capital contribution, aggregate amount | $														$ 360,000
Invested amount | $														1
Amount withdrawn from contributed capital | $														$ 360,000
Sponsor [Member] | Private Placement Warrant [Member]
Organization and Plan of Business Operations [Line Items]
Price per unit (in Dollars per share) | $ / shares																								$ 1			$ 1
Sale of stock (in Shares)																											13,850,000
Proceeds from issuance of warrants | $																											$ 13,850,000
Gross proceeds | $																											$ 13,850,000
Investor [Member]
Organization and Plan of Business Operations [Line Items]
Par value, per share (in Dollars per share) | $ / shares																								10			$ 10
Share issued (in Shares)																											1
Abpro Bio PIPE [Member]
Organization and Plan of Business Operations [Line Items]
Aggregate purchase price | $							$ 6,224,670
Aggregate principal amount | $																																					$ 6,000,000
Abpro Corporation Shareholders [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)		50,000,000
Par value, per share (in Dollars per share) | $ / shares		$ 0.0001
Atlantic Coastal Acquisition Corp. II [Member]
Organization and Plan of Business Operations [Line Items]
Sale of stock (in Shares)							622,467
Atlantic Coastal Acquisition Corp. II [Member] | Abpro Bio PIPE [Member]
Organization and Plan of Business Operations [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares							$ 10
Common Stock [Member]
Organization and Plan of Business Operations [Line Items]
Par value, per share (in Dollars per share) | $ / shares																																	$ 0.0001
Shares forfeited (in Shares)		966,442
Price per unit (in Dollars per share) | $ / shares																								11.2			$ 11.2
Shares issued price per share (in Dollars per share) | $ / shares																								$ 11.2			$ 11.2
Common Stock [Member] | Vendors [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)		1,250,000
Series A Common Stock [Member]
Organization and Plan of Business Operations [Line Items]
Common stock shares (in Shares)																								1			1
Number of shares redeemed during period (in Shares)																											330,276
Redeemed value of shares | $																								$ 3,752,627			$ 3,752,627
Redemptions price per shares (in Dollars per share) | $ / shares																											$ 11.36
Number of shares outstanding (in Shares)																								2,950,000			2,950,000
Price per unit (in Dollars per share) | $ / shares																								$ 11.36			$ 11.36
Sale of stock (in Shares)																								983,333			983,333
Common stock share held (in Shares)																								966,441			966,441
Shares issued price per share (in Dollars per share) | $ / shares																								$ 11.36			$ 11.36
Number of shares exercised (in Shares)																								330,276			330,276
Public shares | $				$ 126,122
Series A Common Stock [Member] | Sponsor [Member]
Organization and Plan of Business Operations [Line Items]
Common stock share held (in Shares)																								983,333			983,333
Earnout Shares [Member] | First Share Target [Member]
Organization and Plan of Business Operations [Line Items]
Share price (in Dollars per share) | $ / shares																								$ 13			$ 13
Number of trading days																											20 years
Number of consecutive trading days																											30 years
Earnout Shares [Member] | Second Share Target [Member]
Organization and Plan of Business Operations [Line Items]
Share price (in Dollars per share) | $ / shares																								15			$ 15
Number of trading days		20 years
Number of consecutive trading days		30 years
Earnout Shares [Member] | Third Share Target [Member]
Organization and Plan of Business Operations [Line Items]
Share price (in Dollars per share) | $ / shares		$ 18
Number of trading days		20 years
Number of consecutive trading days		30 years
Earnout Shares [Member] | Maximum [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)																											14,500,000
Series A Common Stock [Member]
Organization and Plan of Business Operations [Line Items]
Par value, per share (in Dollars per share) | $ / shares																								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares (in Shares)																								7,499,999			7,499,999		7,499,999		7,499,999
Number of shares redeemed during period (in Shares)			2,768,301																26,564,308
Redeemed value of shares | $																	276,471,460		$ 29,728,990
Share price (in Dollars per share) | $ / shares																$ 10.68								$ 12			$ 12
Number of shares outstanding (in Shares)																			10,935,691
Shares issued price per share (in Dollars per share) | $ / shares																					$ 10
Price per public share (in Dollars per share) | $ / shares																			$ 10.41
Number of shares exercised (in Shares)																2,768,301
Price per share to be received upon redemption of shares (in Dollars per share) | $ / shares																$ 10.68
Amount withdrawn from trust account | $																$ 29,728,990
Share issued (in Shares)																			26,564,308
Common stock outstanding (in Shares)																								7,499,999			7,499,999		7,499,999		7,499,999
Public shares of series A common stock exercised (in Shares)																								126,122			126,122		2,768,301	2,768,301	2,768,301
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount, Current | $																								$ 1,423,594			$ 1,423,594		$ 29,728,990		$ 29,728,990
Redeemed series class A shares (in Shares)																			26,564,308
Common Stock Value Redeemable | $																	$ 276,471,460
Series A Common Stock [Member] | Common Stock [Member]
Organization and Plan of Business Operations [Line Items]
Shares forfeited (in Shares)
Number of shares outstanding (in Shares)																								7,499,999	7,499,999		7,499,999	7,499,999	7,499,999		7,499,999			7,499,999	7,499,999			7,499,999
Series A Common Stock [Member] | Celltrion Subscription Agreement [Member]
Organization and Plan of Business Operations [Line Items]
Par value, per share (in Dollars per share) | $ / shares							$ 0.0001
Sale of stock (in Shares)							500,000
Series A Common Stock [Member] | IPO [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)																					30,000,000
Shares issued price per share (in Dollars per share) | $ / shares																					$ 10
Gross proceeds | $																					$ 300,000,000
Series A Common Stock [Member] | Over-Allotment Option [Member]
Organization and Plan of Business Operations [Line Items]
Stock issued (in Shares)																					3,900,000
Series A Common Stock [Member] | Series B Holders [Member]
Organization and Plan of Business Operations [Line Items]
Voluntarily converted shares (in Shares)																			7,499,999
Series A Common Stock [Member] | Sponsor [Member]
Organization and Plan of Business Operations [Line Items]
Aggregate purchase price | $							$ 1,244,934
Common stock outstanding (in Shares)																			10,935,691
Series A Common Stock [Member] | PIPE Shares [Member]
Organization and Plan of Business Operations [Line Items]
Shares issued price per share (in Dollars per share) | $ / shares							$ 10
Series A Common Stock [Member] | Atlantic Coastal Acquisition Corp. II [Member]
Organization and Plan of Business Operations [Line Items]
Par value, per share (in Dollars per share) | $ / shares							$ 0.0001
Series B Common Stock [Member]
Organization and Plan of Business Operations [Line Items]
Par value, per share (in Dollars per share) | $ / shares																								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares (in Shares)																								1			1		1	7,500,000	1
Number of shares outstanding (in Shares)																			1
Common stock outstanding (in Shares)																								1			1		1	7,500,000	1
Series B Common Stock [Member] | Common Stock [Member]
Organization and Plan of Business Operations [Line Items]
Shares forfeited (in Shares)																														(3,750)
Number of shares outstanding (in Shares)																								1	1		1	1	1	7,500,000	1			1	1			1	7,500,000	7,503,750
Series B Common Stock [Member] | Over-Allotment Option [Member]
Organization and Plan of Business Operations [Line Items]
Shares forfeited (in Shares)																						3,750					3,750			978,500
Series B Common Stock [Member] | Series B Holders [Member]
Organization and Plan of Business Operations [Line Items]
Voluntarily converted shares (in Shares)																			7,499,999
Series B Common Stock [Member] | Sponsor [Member]
Organization and Plan of Business Operations [Line Items]
Common stock outstanding (in Shares)																			1
ACAB Common Stock [Member] | Investor [Member]
Organization and Plan of Business Operations [Line Items]
Share issued (in Shares)																											36,000
Public Share [Member]
Organization and Plan of Business Operations [Line Items]
Price per public share (in Dollars per share) | $ / shares																						$ 10.2